SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the condensed financial statements were issued. The Company did not identify any subsequent events, other than as noted below, that would have required adjustment to or disclosure in the condensed financial statements.

On August 5, 2021, Growth Capital Acquisition Corp., a Delaware corporation (“GCAC”), and GCAC Merger Sub Inc., a Delaware corporation and newly formed wholly-owned subsidiary of GCAC (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”) with Cepton Technologies, Inc., a Delaware corporation (“Cepton”). Pursuant to the Business Combination Agreement, upon the consummation of the transactions contemplated by the Business Combination Agreement, Merger Sub will merge with and into Cepton (the “Merger”) with Cepton continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of GCAC.

Additionally, certain investors, including Koito Manufacturing Co., LTD., a current shareholder of Cepton, have committed to invest an aggregate of $58.5 million in Cepton’s business via the purchase of 5,850,000 shares of Class A Common Stock in a Private Investment in Public Equity (PIPE) offering at a purchase price of $10.00 per share, which is subject to the completion of, and will close simultaneously with, the business combination.

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements.

Cepton Technologies, Inc. [Member]
SUBSEQUENT EVENTS [Line Items]
SUBSEQUENT EVENTS

Note 17. Subsequent Events

In connection with the preparation of the accompanying consolidated financial statements, the Company has evaluated events and transactions occurring after June 30, 2021 and through September 02, 2021, the date these financial statements were issued, for potential recognition or disclosure and has determined that there are no additional items to disclose except as disclosed below.

Merger with Growth Capital Acquisition Corp.

In August 2021, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”) with Growth Capital Acquisition Corp. (NASDAQ: GCAC), a special purpose acquisition company. In accordance with the terms and conditions set forth in the Business Combination Agreement:

(i)     Each share of Company common stock will be converted into the right to receive a number of shares of GCAC Class A common stock equal to (a) (1) the equity value assigned to the Company of $1,500,000,000, divided by (2) the total number of Company outstanding shares, divided by (b) 10;

(ii)    Each outstanding Company stock option, whether or not exercisable and whether or not vested, will be assumed by GCAC and converted into an option to purchase shares of GCAC Class A common stock.

Concurrently with the execution of the Business Combination Agreement, GCAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase an aggregate of 5,850,000 shares of GCAC Class A common stock at a purchase price of $10.00 per share (the “PIPE Investment”). The PIPE investment is conditioned on the concurrent closing of the Business Combination Agreement and other customary closing conditions.

Note 17. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through May 31, 2021, the issuance date of the consolidated financial statements.

New Lease Agreement

On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California. The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023. Monthly rent will be $139,300 for the first 12 months, with the first four months abated, and $143,400 for the remainder of the lease term. Total lease payments over the term of the lease will be $2,261,600.